Nature of operations and going concern	12 Months Ended
Dec. 31, 2013
Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern
1	Nature of operations and going concern

Nature of operations

DelMar Pharmaceuticals, Inc. (the “Company”) is a Nevada corporation formed on June 24, 2009 under the name Berry Only Inc.  Prior to the Reverse Acquisition (note 3), Berry did not have any significant assets or operations. DelMar Pharmaceuticals, Inc. is the parent company of Del Mar Pharmaceuticals (BC) Ltd. (“DelMar (BC)”), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a development stage company with a focus on the development of drugs for the treatment of cancer. It is also the parent company to 0959454 B.C. Ltd., a British Columbia corporation (“Callco”), and 0959456 B.C. Ltd., a British Columbia corporation (“Exchangeco”). Callco and Exchangeco were formed to facilitate the Reverse Acquisition (note 3).

Pursuant to the Reverse Acquisition, the Company acquired (either directly or indirectly (through Exchangeco)) all of the issued and outstanding shares of DelMar (BC) on January 25, 2013 (note 3). As a result of the shareholders of DelMar (BC) having a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction is a capital transaction with DelMar (BC) being the accounting acquirer even though the legal acquirer is Berry. Therefore, the historic financial statements of DelMar (BC) are presented as the comparative balances for the periods prior to the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, DelMar (BC), Callco and Exchangeco. References to Berry relate to the Company prior to the Reverse Acquisition.

The Company is a development stage company focused on the discovery and development of new medicines with the potential to treat cancer patients who have failed modern targeted or biologic therapy. The Company has initiated a clinical trial with its lead drug candidate VAL-083 for the treatment of refractory glioblastoma multiforme (“GBM”). The Phase I/II study is an open-label, single arm dose-escalation study designed to evaluate the safety, tolerability, pharmacokinetics and anti-tumor activity of VAL-083 in patients with histologically confirmed initial diagnosis of primary WHO Grade IV malignant glioma, now recurrent. Patients with prior low-grade glioma or anaplastic glioma are eligible, if histologic assessment demonstrates transformation to GBM.

The address of the Company’s administrative offices is Suite 720 - 999 West Broadway, Vancouver, British Columbia, V5Z 1K5 with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025.

Going Concern

For the year ended December 31, 2013, the Company reported a loss of $8,290,689 and an accumulated deficit of $15,864,506 at that date. As at December 31, 2013, the Company has cash and cash equivalents on hand of $4,136,803. The Company does not have the prospect of achieving revenues in the near future and the Company will require additional funding to maintain its research and development projects and for general operations. These circumstances lend substantial doubt as to the ability of the Company to meet its obligations as they come due. The expenses to be incurred in developing and pursuing our Company’s business plan have a large degree of uncertainty.  In addition, the Company has not begun to commercialize or generate revenues from any product candidate.

Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern in the medium to longer term. Accordingly, the Company is considered to be in the development stage as defined in Accounting Standards Codification (ASC) 915-10. We believe, based on our current estimates and plans that we have enough cash to fund our operations for the next 12 to 15 months. Management plans to secure the necessary financing through the issue of new equity and/or the entering into of strategic partnership arrangements. Nevertheless, there is no assurance that these initiatives will be successful.

These financial statements have been prepared on a going concern basis which assumes that the Company will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

The conditions and risks noted above cast substantial doubt on the validity of that assumption. These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary and could potentially be material, should the Company be unable to continue as a going concern.